Equity accounted investments - Summary of Financial Statements of Rand Refinery (Details) - ZAR (R) R in Millions	1 Months Ended			12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EQUITY-ACCOUNTED INVESTMENTS
Total revenue from contracts with customers				R 114,849	R 138,051	R 172,313
Total comprehensive income				(32,782)	21,349	38,431
Non-current assets	R 105,867	R 88,163		81,119	105,867	88,163
Current assets	60,764	64,831		61,822	60,764	64,831
Non-current liabilities	(55,408)	(51,108)		(54,927)	(55,408)	(51,108)
Current liabilities	(20,219)	(20,541)		(36,407)	(20,219)	(20,541)
Fair value adjustment				(108)	(152)	0
Equity-accounted investments	8,471	7,594		7,148	8,471	7,594
Rand Refinery
EQUITY-ACCOUNTED INVESTMENTS
Net assets (liabilities)	843	882		853	843	882
Dividends received	(116)	(188)	R (156)	(233)	(307)	(329)
Fair value adjustment				36	36	36
Reconciling items				(41)	(41)	(41)
Equity-accounted investments	578	649	R 691	R 660	578	649
Proportion of ownership interest in associate				44.40%
Separate | Rand Refinery
EQUITY-ACCOUNTED INVESTMENTS
Total revenue from contracts with customers				R 1,738	1,189	1,276
Total comprehensive income				708	532	646
Non-current assets	556	524		761	556	524
Current assets	1,955	2,022		1,890	1,955	2,022
Non-current liabilities	(50)	(87)		(44)	(50)	(87)
Current liabilities	(565)	(475)		(688)	(565)	(475)
Net assets (liabilities)	R 1,896	R 1,984		R 1,919	R 1,896	R 1,984